Supplemental Quarterly Financial Data (Unaudited) 10-K (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012		Feb. 28, 2012		Nov. 29, 2011		Aug. 30, 2011		May 31, 2011		Mar. 01, 2011		Nov. 30, 2010		Aug. 31, 2010		Dec. 04, 2012	Nov. 29, 2011	Jun. 05, 2012	Jun. 05, 2012		May 31, 2011		Jun. 01, 2010
Supplemental Quarterly Financial Data (Unaudited) [Abstract]
Revenues	$ 304,233	$ 363,203		$ 324,825		$ 307,405		$ 330,345		$ 352,962		$ 319,063		$ 290,451		$ 302,686		$ 637,154	$ 637,750	$ 1,325,778	$ 1,325,778		$ 1,265,162		$ 1,194,796
Gross profit		69,721	[1]	56,563	[1]	42,685	[1]	51,128	[1]	63,538	[1]	54,367	[1]	45,001	[1]	57,741	[1]				220,097	[1]	220,647	[1]
(Loss)/income before income taxes	(28,787)	(18,080)		1,232		(1,747)		3,657		15,732		15,545		5,268		16,077		(28,516)	1,910	(14,938)	(14,938)		52,622		57,758
(Benefit)/provision for income taxes	(13,719)	(12,264)		(3,304)		254		564		1,816		(455)		703		3,680		(16,047)	818	(14,750)	(14,750)		5,744		12,414
Net (loss)/income	$ (15,068)	$ (5,816)		$ 4,536		$ (2,001)		$ 3,093		$ 13,916		$ 16,000		$ 4,565		$ 12,397		$ (12,469)	$ 1,092	$ (188)	$ (188)		$ 46,878		$ 45,344
(Loss)/earnings per share:
Basic (in dollars per share)	$ (0.24)	$ (0.09)		$ 0.07		$ (0.03)		$ 0.05		$ 0.22		$ 0.25		$ 0.07		$ 0.19		$ (0.20)	$ 0.02		$ 0		$ 0.73		$ 0.74
Diluted (in dollars per share)	$ (0.24)	$ (0.09)		$ 0.07		$ (0.03)		$ 0.05		$ 0.21		$ 0.25		$ 0.07		$ 0.19		$ (0.20)	$ 0.02		$ 0		$ 0.72		$ 0.73

[1]	We define gross profit as revenue less cost of merchandise, payroll and related costs, and other restaurant operating costs.